JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 4,230,917	R$ 3,758,787
Contribution to Empresa Brasil de Comunicacao (EBC)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	1,238,068	1,053,867
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	1,161,061	1,095,789
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	518,474	449,988
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	484,649	456,977
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	270,612	176,557
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	273,264	212,652
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	134,688	128,458
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	45,846	73,848
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	37,965	35,570
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 66,290	R$ 75,081